                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07567

                                   ----------

                 STATE STREET NAVIGATOR SECURITIES LENDING TRUST
                (Exact name of Registrant as specified in charter)

                               One Lincoln Street
                                    4th Floor
                                Boston, MA 02111
              (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                       Copy to:
Thomas Reyes, Vice President and Counsel                Philip H. Newman, Esq.
   State Street Bank and Trust Company                   Goodwin Procter LLP
    2 Avenue De Lafayette, 6th Floor                        Exchange Place
       Boston, Massachusetts 02111                   Boston, Massachusetts 02109

Registrant's telephone number, including area code: (617) 662-3967

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1: REPORTS TO SHAREHOLDERS.

                                        STATE STREET NAVIGATOR
                                        SECURITIES LENDING PRIME
                                        PORTFOLIO
                                        SEMI-ANNUAL REPORT
                                        JUNE 30, 2006

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
EXPENSE EXAMPLE (UNAUDITED)
JUNE 30, 2006

EXPENSE EXAMPLE

As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the "Fund"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2006 to June 30, 2006.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2006.

                                BEGINNING          ENDING      EXPENSES PAID
                              ACCOUNT VALUE    ACCOUNT VALUE       DURING
                             JANUARY 1, 2006   JUNE 30, 2006      PERIOD *
                             ---------------   -------------   -------------
BASED ON ACTUAL PORTFOLIO
   RETURN                       $1,000.00        $1,023.60         $0.25
BASED ON HYPOTHETICAL (5%
   RETURN BEFORE EXPENSES)      $1,000.00        $1,024.55         $0.25

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The annualized average weighted expense ratio as of June 30, 2006 was 0.05%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)
JUNE 30, 2006

PORTFOLIO COMPOSITION BY INVESTMENT TYPE*   JUNE 30, 2006
-----------------------------------------   -------------
Repurchase Agreements                           36.10%
Yankee Certificates of Deposit                  23.39%
Commercial Paper                                10.97%
Medium Term Notes                                7.90%
Certificates of Deposit                          6.38%
Bank Notes                                       5.31%
Euro Certificates of Deposit                     4.90%
U.S. Government Agency Obligations               2.75%
Promissory Notes                                 2.39%
Time Deposits                                    0.76%
Other assets less liabilities                   (0.85)%
                                               ------
TOTAL                                          100.00%
                                               ======

*    As a percentage of net assets as of the date indicated.

PORTFOLIO COMPOSITION BY RATING*            JUNE 30, 2006
-----------------------------------------   -------------
A-1+                                            44.73%
Repurchase Agreements                           36.10%
A-1                                             19.29%
F-1                                              0.73%
Other assets less liabilities                   (0.85)%
                                               ------
TOTAL                                          100.00%
                                               ======

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)

                                           INTEREST    MATURITY         PRINCIPAL        AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE            RATE        DATE            AMOUNT            COST +
---------------------------------          --------   ----------     --------------   --------------
COMMERCIAL PAPER -- 10.97%
ABCP COLLATERALIZED DEBT OBLIGATIONS --
   0.82%
   Klio II Funding Corp.                    5.280%    07/19/2006     $  165,925,000   $  165,486,958
   Klio II Funding Corp.                    5.280%    07/20/2006        167,378,000      166,911,573
   Klio II Funding Corp.                    5.290%    07/21/2006        100,414,000      100,118,895
                                                                                      --------------
                                                                                         432,517,426
                                                                                      --------------
ABCP CREDIT ARBITRAGE -- 1.73%
   Grampian Fndg Ltd.                       5.100%    10/31/2006        184,000,000      180,819,866
   Grampian Fndg Ltd.                       5.380%    12/18/2006        150,000,000      146,189,167
   Lockhart Funding LLC                     5.320%    08/04/2006        385,120,000      383,184,986
   Monument Gardens Funding LLC             5.290%    07/21/2006        200,000,000      199,412,222
                                                                                      --------------
                                                                                         909,606,241
                                                                                      --------------
ABCP RECEIVABLES AND SECURITIES -- 2.74%
   Amstel Funding Corp.                     4.635%    07/28/2006        260,718,000      259,811,679
   Bavaria TRR Corp.                        5.320%    07/28/2006        236,000,000      235,058,360
   Bavaria TRR Corp.                        5.310%    07/25/2006        250,000,000      249,115,000
   Sheffield Receivables Corp.              5.270%    08/08/2006        698,047,000      694,163,920
                                                                                      --------------
                                                                                       1,438,148,959
                                                                                      --------------
ABCP SINGLE SELLER -- 0.54%
   Aegis Finance LLC                        5.270%    07/21/2006        150,000,000      149,560,833
   Citibank Credit Card (Dakota Notes)      5.300%    07/28/2006        135,215,000      134,677,521
                                                                                      --------------
                                                                                         284,238,354
                                                                                      --------------
BANK DOMESTIC -- 0.55%
   Bank of America Corp.                    5.050%    01/18/2007        300,000,000      291,541,250
                                                                                      --------------
BANK FOREIGN -- 1.95%
   Banco Santander                          4.638%    10/24/2006        300,000,000      295,555,250
   Macquarie Bank Ltd. (a) (b)              5.070%    07/21/2006        125,000,000      124,999,217
   Skandinaviska Enskilda Banken AG (a)
      (b)                                   5.264%    07/24/2006        205,000,000      205,000,000
   Skandinaviska Enskilda Banken AG (a)
      (b)                                   5.320%    07/31/2006        400,000,000      399,983,516
                                                                                      --------------
                                                                                       1,025,537,983
                                                                                      --------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 2.64%
   General Electric Capital Corp.           5.230%    08/08/2006        700,000,000      696,135,611
   General Electric Capital Corp.           4.540%    10/13/2006        200,000,000      197,376,889
   General Electric Capital Corp.           4.570%    10/06/2006        500,000,000      493,843,194
                                                                                      --------------
                                                                                       1,387,355,694
                                                                                      --------------
TOTAL COMMERCIAL PAPER                                                                 5,768,945,907
                                                                                      --------------
CERTIFICATES OF DEPOSIT -- 6.38%
BANK DOMESTIC -- 6.38%
   Comerica Bank (a)                        5.259%    01/22/2007        180,000,000      179,998,328

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)

                                           INTEREST    MATURITY         PRINCIPAL        AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE            RATE        DATE            AMOUNT            COST +
---------------------------------          --------   ----------     --------------   --------------
CERTIFICATES OF DEPOSIT -- (CONTINUED)
   First Tennessee Bank National
      Association (a) (b)                   5.242%    07/17/2006     $  147,000,000   $  147,000,000
   M & I Marshall (a)                       5.384%    09/25/2006        200,000,000      199,982,917
   National City Bank (a)                   5.323%    07/26/2006        130,000,000      130,003,782
   Suntrust Bank (a)                        5.268%    09/26/2006        500,000,000      499,987,166
   Suntrust Bank (a)                        5.089%    07/05/2006        500,000,000      500,000,000
   Washington Mutual                        5.280%    08/07/2006        500,000,000      500,000,000
   Washington Mutual (a)                    5.303%    07/24/2006        320,000,000      320,000,000
   Wells Fargo Bank & Co. (a)               5.419%    09/15/2006        185,000,000      185,051,340
   Wells Fargo Bank & Co.                   4.800%    01/17/2007        145,000,000      145,003,815
   Wells Fargo Bank & Co.                   5.310%    07/31/2006        550,000,000      549,995,439
                                                                                      --------------
TOTAL CERTIFICATES OF DEPOSIT                                                          3,357,022,787
                                                                                      --------------
YANKEE CERTIFICATES OF DEPOSIT -- 23.39%
BANK FOREIGN -- 23.39%
   Alliance & Leicester Plc (a) (b)         5.330%    07/31/2006        465,000,000      465,000,000
   Alliance & Leicester Plc (a) (b)         5.135%    07/10/2006        245,000,000      245,000,000
   Allied Irish Banks (a)                   5.291%    07/28/2006        250,000,000      249,975,066
   ANZ National (Int'l) Ltd. (a) (b)        5.110%    07/07/2006        270,000,000      270,000,000
   ANZ National (Int'l) Ltd. (a) (b)        5.302%    07/24/2006        220,000,000      220,000,000
   Banco Bilbao Vizcaya (a)                 4.998%    07/17/2006        140,000,000      139,997,375
   Bank Ireland Governor & Co. (a) (b)      5.237%    07/20/2006        430,000,000      430,000,000
   Bank Nova Scotia (a)                     5.285%    07/31/2006        150,000,000      149,990,331
   Barclays Bank Plc                        5.010%    11/27/2006        215,000,000      215,000,000
   BNP Paribas NY Branch                    5.205%    11/06/2006        150,000,000      150,002,597
   BNP Paribas NY Branch                    5.340%    05/07/2007        285,000,000      285,000,000
   BNP Paribas SA (a) (b)                   5.144%    08/21/2006        200,000,000      200,000,000
   BNP Paribas SA (a) (b)                   5.293%    07/26/2006        260,000,000      260,000,000
   Calyon NY (a)                            5.202%    07/20/2006        150,000,000      149,978,395
   Commonwealth Bank Australia (a) (b)      5.293%    07/26/2006        220,000,000      220,000,000
   Credit Suisse First Boston               5.320%    08/04/2006        875,000,000      875,000,000
   Deutsche Bank                            4.740%    10/13/2006        400,000,000      400,000,000
   Deutsche Bank                            4.810%    10/30/2006        257,000,000      257,000,000
   Dexia Bank (a)                           5.069%    07/03/2006        125,000,000      124,993,571
   Fortis Bank                              4.730%    10/13/2006        300,000,000      300,002,092
   HBOS Treasury Service                    4.750%    10/25/2006        105,000,000      105,000,000
   HBOS Treasury Service (a)                5.212%    07/19/2006        400,000,000      400,000,000
   Macquarie Bank Ltd. (a) (b)              5.289%    07/21/2006        250,000,000      250,000,000
   National Australia Bank Ltd. (a) (b)     5.100%    07/07/2006        415,000,000      415,000,000
   Nordea Bank AB (a) (b)                   5.150%    07/10/2006        200,200,000      200,215,492
   Nordea Bank AB (a) (b)                   5.150%    07/11/2006        375,000,000      375,000,000
   Nordea Bank Finland Plc (a) (b)          5.130%    07/10/2006        195,000,000      194,985,289
   Nordea Bank Finland Plc (a)              5.073%    07/05/2006        500,000,000      499,999,111

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)

                                           INTEREST    MATURITY         PRINCIPAL        AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE            RATE        DATE            AMOUNT            COST +
---------------------------------          --------   ----------     --------------   ---------------
YANKEE CERTIFICATES OF DEPOSIT
   -- (CONTINUED)
   Northern Rock Plc (a) (b)                5.129%    07/05/2006     $  230,000,000   $   230,000,000
   Royal Bank of Scotland (a)               1.000%    07/03/2006        590,000,000       589,853,090
   Royal Bank of Scotland                   4.305%    09/29/2006        250,000,000       250,000,000
   Royal Bank of Scotland (a)               5.242%    07/24/2006        130,000,000       129,981,560
   Svenska Handelsbanken (a)                5.207%    07/20/2006        250,000,000       249,988,982
   Swedbank Sparbanken Svenge AB (a)        5.120%    07/11/2006        289,430,000       289,423,663
   Swedbank Sparbanken Svenge AB (a)        5.125%    07/20/2006        250,000,000       249,986,384
   Toronto Dominion Bank                    3.780%    07/03/2006        150,000,000       150,000,000
   Toronto Dominion Bank                    3.825%    07/05/2006        165,000,000       165,000,088
   Toyota Motor Credit Corp. (a)            5.310%    07/01/2006        100,000,000       100,000,000
   UBS AG Stamford                          5.315%    08/08/2006      1,349,000,000     1,349,000,000
   UniCredito Italiano SpA                  5.293%    02/05/2007        500,000,000       500,007,307
                                                                                      ---------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                   12,300,380,393
                                                                                      ---------------
EURO CERTIFICATES OF DEPOSIT -- 4.90%
BANK FOREIGN -- 4.90%
   BNP Paribas SA                           4.750%    10/25/2006        150,000,000       150,000,000
   Calyon London                            4.750%    10/13/2006        350,000,000       350,000,000
   Calyon London                            5.258%    01/19/2007         75,000,000        75,001,012
   Calyon NY                                4.735%    10/13/2006        225,000,000       225,000,000
   HBOS Treasury Service                    5.600%    06/19/2007        379,000,000       379,000,000
   HSBC Bank Plc (London)                   5.240%    11/08/2006        229,000,000       229,008,054
   Societe Generale                         4.750%    10/17/2006        400,000,000       400,000,000
   Societe Generale                         5.310%    04/19/2007        768,000,000       768,000,000
                                                                                      ---------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                      2,576,009,066
                                                                                      ---------------
BANK NOTES -- 5.31%
BANK DOMESTIC -- 3.10%
   Bank of America Corp. (a)                5.060%    07/01/2006        230,000,000       229,998,565
   Bank of America Corp. (a)                5.315%    07/01/2006        425,000,000       425,000,000
   Bank of America Corp. (a)                5.315%    07/01/2006        650,000,000       650,000,000
   National City Bank (a)                   5.120%    07/01/2006        200,000,000       199,997,425
   Wachovia Bank (a)                        5.079%    07/05/2006        125,000,000       125,000,000
                                                                                      ---------------
                                                                                        1,629,995,990
                                                                                      ---------------
BANK FOREIGN -- 2.21%
   HBOS Treasury Service (a) (b)            5.120%    07/10/2006        475,000,000       475,000,000
   Nationwide Building Society (a) (b)      5.160%    07/07/2006        385,000,000       385,000,000
   Westpac Banking (a) (b)                  5.178%    07/17/2006        300,000,000       300,000,000
                                                                                      ---------------
                                                                                        1,160,000,000
                                                                                      ---------------
TOTAL BANK NOTES                                                                        2,789,995,990
                                                                                      ---------------

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)

                                           INTEREST    MATURITY         PRINCIPAL        AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE            RATE        DATE            AMOUNT           COST +
---------------------------------          --------   ----------     --------------   ---------------
MEDIUM TERM NOTES -- 7.90%
BANK DOMESTIC -- 2.36%
   J.P. Morgan Chase & Co. (a)              5.115%    07/03/2006     $  740,000,000   $   740,000,000
   Wells Fargo Bank NA (a)                  5.089%    07/03/2006        500,000,000       500,000,000
                                                                                      ---------------
                                                                                        1,240,000,000
                                                                                      ---------------
BANK FOREIGN -- 2.25%
   Banque Federative du Credit Mutuel (b)   5.302%    07/13/2007        480,000,000       480,000,000
   HBOS Treasury Service (a) (b)            5.159%    07/01/2006        200,000,000       200,000,000
   Northern Rock Plc (a) (b)                5.169%    05/03/2007        330,000,000       330,000,000
   UniCredito Italiano Bank (Ireland)
      PLC (a) (b)                           5.209%    07/17/2006        175,000,000       175,000,000
                                                                                      ---------------
                                                                                        1,185,000,000
                                                                                      ---------------
BROKERAGE -- 2.00%
   Merrill Lynch & Co., Inc. (a)            5.189%    07/05/2006        305,000,000       305,000,000
   Morgan Stanley (a)                       5.393%    07/01/2006        140,000,000       140,000,000
   Morgan Stanley (a)                       5.229%    07/17/2006        300,000,000       300,000,000
   Morgan Stanley (a)                       5.189%    07/05/2006        305,000,000       305,000,000
                                                                                      ---------------
                                                                                        1,050,000,000
                                                                                      ---------------
FINANCE NON-CAPTIVE DIVERSIFIED -- 0.69%
   American Express Centurion Bank (a)      5.283%    10/25/2006        125,000,000       125,000,000
   American Express Credit Corp. (a)        5.302%    07/20/2006        240,000,000       240,000,000
                                                                                      ---------------
                                                                                          365,000,000
                                                                                      ---------------
PHARMACEUTICALS -- 0.41%
   Eli Lilly Services, Inc. (a) (b)         5.079%    07/03/2006        215,000,000       215,000,000
                                                                                      ---------------
SPECIALTY FINANCE -- 0.19%
   Whistlejacket Capital Ltd. (a) (b)       5.159%    07/17/2006        100,000,000        99,986,931
                                                                                      ---------------
TOTAL MEDIUM TERM NOTES                                                                 4,154,986,931
                                                                                      ---------------
PROMISSORY NOTES -- 2.39%
BROKERAGE -- 2.39%
   Goldman Sachs Promissory Note (a) (c)    5.200%    07/01/2006        125,000,000       125,000,000
   Goldman Sachs Promissory Note (a) (c)    5.230%    07/01/2006        200,000,000       200,000,000
   Goldman Sachs Promissory Note (a) (c)    5.260%    07/01/2006        340,000,000       340,000,000
   Goldman Sachs Promissory Note (a) (c)    5.260%    07/01/2006        100,000,000       100,000,000
   Goldman Sachs Promissory Note (a) (c)    5.413%    07/01/2006         90,000,000        90,000,000
   Goldman Sachs Promissory Note (a) (c)    5.433%    07/01/2006        400,000,000       400,000,000
                                                                                      ---------------
TOTAL PROMISSORY NOTES                                                                  1,255,000,000
                                                                                      ---------------

   The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2006 (UNAUDITED)

                                           INTEREST    MATURITY         PRINCIPAL        AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE            RATE        DATE            AMOUNT            COST +
---------------------------------          --------   ----------     --------------   ---------------
TIME DEPOSITS -- 0.76%
BANK FOREIGN -- 0.76%
   Rabobank International Grand Cayman      5.340%    07/03/2006     $  400,000,000   $   400,000,000
                                                                                      ---------------
TOTAL TIME DEPOSITS                                                                       400,000,000
                                                                                      ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS --
   2.75%
   Federal Home Loan Banks                  5.250%    05/16/2007        400,000,000       399,816,091
   Federal Home Loan Mortgage (a)           5.266%    07/19/2006      1,000,000,000       999,717,148
   Federal National Mortgage Association
      Discount Notes                        5.000%    04/27/2007         50,000,000        47,916,667
                                                                                      ---------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                1,447,449,906
                                                                                      ---------------
REPURCHASE AGREEMENTS -- 36.10%
   Banc of America Tri Party, 5.363%
      dated 6/29/06 (collateralized by
      various Corporate Investment Grade
      Bonds, 4.33%-9.50% due 3/1/09-
      5/15/49 valued at $691,560,000);
      proceeds $678,404,013                 5.363%    07/03/2006(e)     678,000,000       678,000,000

   Bank of America Tri Party, 5.300%
      dated 6/30/06 (collateralized by
      U.S. Government Obligation, 5.00%
      due 3/1/34 valued at
      $697,680,000); proceeds
      $684,302,100                          5.300%    07/03/2006        684,000,000       684,000,000

   Barclays Tri Party, 5.353% dated
      5/5/06 (collateralized by various
      U.S. Government Obligation and
      Asset Backed Securities,
      0.00%-7.50% due 6/1/08-6/1/36
      valued at $357,000,000); proceeds
      $353,070,540                          5.353%    07/03/2006(e)     350,000,000       350,000,000

   Barclays Tri Party, 5.353% dated
      6/26/06 (collateralized by various
      U.S. Government Obligations,
      0.00%- 4.75% due 2/15/08-8/3/15
      valued at $433,500,575); proceeds
      $425,442,366                          5.353%    07/03/2006(e)     425,000,000       425,000,000

   Bear Stearns Tri Party, 5.373% dated
      6/30/06 (collateralized by various
      Asset Backed Securities, 0.00%-
      6.78% due 1/15/10-3/9/45 valued at
      $204,002,711); proceeds
      $200,089,550                          5.373%    07/03/2006        200,000,000       200,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)

                                           INTEREST    MATURITY         PRINCIPAL        AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE            RATE        DATE            AMOUNT            COST +
---------------------------------          --------   ----------     --------------   ---------------
REPURCHASE AGREEMENTS-- (CONTINUED)
   Countrywide Funding Tri Party, 5.270%
      dated 6/30/06 (collateralized by
      various U.S Government
      Obligations, 3.75%-9.00% due
      2/1/11-7/1/46 valued at
      $387,600,001); proceeds
      $380,166,883.                         5.270%    07/03/2006     $  380,000,000   $   380,000,000

   Credit Suisse First Boston Tri Party,
      5.393% dated 3/24/06
      (collateralized by various Equity
      Securities, valued at
      $735,176,631); proceeds
      $710,591,253                          5.393%    07/03/2006(e)     700,000,000       700,000,000

   Credit Suisse First Boston Tri Party,
      5.413% dated 6/30/06
      (collateralized by various Asset
      Backed Securities, 0.00%-6.98% due
      4/15/07-3/15/46 valued at
      $326,401,046); proceeds
      $320,144,347                          5.413%    07/03/2006        320,000,000       320,000,000

   Deutsche Bank Tri Party, 5.300% dated
      6/29/06 (collateralized by various
      Corporate Bonds 0.00% due 8/20/35
      & 2/25/36 valued at $382,500,001);
      proceeds $375,220,833                 5.300%    08/08/2006(d)     375,000,000       375,000,000

   Deutsche Bank Tri Party, 5.433% dated
      4/3/06 (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-13.62% due 4/15/08-9/25/99
      valued at $746,127,474); proceeds
      $228,090,019                          5.433%    07/03/2006(e)     225,000,000       225,000,000

   Deutsche Bank Tri Party, 5.300% dated
      6/29/06 (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-13.62% due 4/15/08-9/25/99
      valued at $746,127,474); proceeds
      $500,294,444                          5.300%    08/08/2006(d)     500,000,000       500,000,000

   Deutsche Bank Tri Party, 5.393% dated
      6/30/06 (collateralized by various
      Corporate Investment Bonds, 0.00%
      due 1/1/49 valued at $525,000,004);
      proceeds $500,224,708                 5.393%    07/03/2006        500,000,000       500,000,000

   Fortis Bank SA Tri Party, 5.363% dated
      6/30/06 (collateralized by various
      Mortgage Backed and Asset Backed
      Securities, 0.00% due
      8/1/21-3/25/47 valued at
      $1,224,000,000); proceeds
      $1,200,536,300                        5.363%    07/03/2006      1,200,000,000     1,200,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)

                                           INTEREST    MATURITY         PRINCIPAL        AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE            RATE        DATE            AMOUNT            COST +
---------------------------------          --------   ----------     --------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Fortis Securities, Inc. Tri Party,
      5.363% dated 3/28/06
      (collateralized by various Asset
      Backed Securities, 0.00% due
      2/20/14-10/12/45 valued at
      $307,332,178); proceeds
      $304,335,092                          5.363%    07/03/2006(e)  $  300,000,000   $   300,000,000

   Goldman Sachs Tri Party, 5.463% dated
      6/22/06 (collateralized by various
      Corporate Investment Bonds, 0.00%
      due 12/3/07-7/6/16 valued at
      $630,000,000); proceeds
      $601,001,550                          5.463%    07/03/2006(e)     600,000,000       600,000,000

   Goldman Sachs Tri Party, 5.413% dated
      12/27/05 (collateralized by
      various Corporate Investment Grade
      Bonds, 3.125%-4.00% due
      1/15/23-11/15/29 valued at
      $262,500,438); proceeds
      $257,066,972                          5.413%    07/03/2006(e)     250,000,000       250,000,000

   Goldman Sachs Tri Party, 5.363% dated
      6/30/06 (collateralized by various
      Municipal Bonds, 0.00%-6.625% due
      8/1/06-11/1/40 valued at
      $357,000,001); proceeds
      $350,156,421                          5.363%    07/03/2006        350,000,000       350,000,000

   Greenwich Capital Markets Tri Party,
      5.373% dated 6/29/06
      (collateralized by various Asset
      Backed Securities, 0.00%-8.195%
      due 3/15/07-5/25/46 valued at
      $1,122,004,716); proceeds
      $1,100,656,700                        5.373%    07/03/2006(e)   1,100,000,000     1,100,000,000

   HSBC Tri Party, 5.363% dated 6/28/05
      (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-13.250% due 8/17/06-9/15/48
      valued at $790,006,984); proceeds
      $792,941,722                          5.363%    07/03/2006(e)     770,000,000       770,000,000

   J.P. Morgan Chase Tri Party, 5.413%
      dated 6/30/06 (collateralized by
      various Corporate High Yield
      Bonds, 0.00%-8.75% due
      3/25/09-6/29/11 valued at
      $929,250,119); proceeds
      $885,399,209                          5.413%    07/03/2006        885,000,000       885,000,000

   Lehman Tri Party, 5.413% dated
      4/21/05 (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-11.50% due 12/15/07-3/16/36
      valued at $126,000,055); proceeds
      $121,317,163                          5.413%    07/03/2006(e)     120,000,000       120,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)

                                           INTEREST    MATURITY         PRINCIPAL        AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE            RATE        DATE            AMOUNT           COST +
---------------------------------          --------   ----------     --------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Lehman Tri Party, 5.433% dated 4/3/06
      (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-8.875% due 9/25/07-1/15/36
      valued at $288,750,761); proceeds
      $277,656,133                          5.433%    07/03/2006(e)  $  275,000,000   $   275,000,000

   Lehman Tri Party, 5.363% dated
      6/26/06 (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-12.25% due 7/26/07-11/15/43
      valued at $367,501,754); proceeds
      $350,364,982                          5.363%    07/03/2006(d)     350,000,000       350,000,000

   Lehman Tri Party, 5.393% dated 5/9/06
      (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-11.12% due 8/15/06-6/15/37
      valued at $262,502,184); proceeds
      $254,044,750                          5.393%    08/25/2006(d)     250,000,000       250,000,000

   Lehman Tri Party, 5.393% dated
      4/26/06 (collateralized by various
      Equity Securities, valued at
      $378,044,446); proceeds
      $363,667,240                          5.393%    07/03/2006(d)     360,000,000       360,000,000

   Lehman Tri Party, 5.423% dated
      4/12/06 (collateralized by various
      Equity Securities, valued at
      $840,124,598); proceeds
      $814,461,333                          5.423%    08/10/2006(d)     800,000,000       800,000,000

   Merrill Lynch Tri Party, 5.290% dated
      6/29/06 (collateralized by various
      U.S. Government Obligations,
      0.00%-16.25% due 9/1/06-7/1/36
      valued at $1,020,002,117);
      proceeds $1,004,702,222               5.290%    07/31/2006(d)   1,000,000,000     1,000,000,000

   Merrill Lynch Tri Party, 5.463% dated
      6/23/06 (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-12.00% due 11/1/07-7/15/33
      valued at $525,005,331); proceeds
      $502,352,125                          5.463%    07/24/2006(d)     500,000,000       500,000,000

   Merrill Lynch Tri Party, 5.413% dated
      6/16/06 (collateralized by various
      Equity Securities valued at
      $525,016,635); proceeds
      $502,330,597                          5.413%    07/17/2006(d)     500,000,000       500,000,000

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)

                                           INTEREST    MATURITY         PRINCIPAL        AMORTIZED
NAME OF ISSUER AND TITLE OF ISSUE            RATE        DATE            AMOUNT            COST +
---------------------------------          --------   ----------     --------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   Morgan Stanley Tri Party, 5.270%
      dated 6/30/06 (collateralized by
      various U.S. Government
      Obligations, 0.00%- 6.50% due
      11/1/14-3/12/44 valued at
      $1,715,398,415); proceeds
      $1,481,650,406                        5.270%    07/03/2006     $1,481,000,000   $ 1,481,000,000

   Morgan Stanley Tri Party, 5.413%
      dated 3/7/06 (collateralized by
      various Corporate Investment Grade
      Bonds, 0.00%-8.00% due
      12/15/07-1/1/49 valued at
      $367,500,012); proceeds
      $356,209,914                          5.413%    07/03/2006(e)     350,000,000       350,000,000

   Morgan Stanley Tri Party, 5.438%
      dated 3/7/06 (collateralized by
      various U.S. Government
      Obligations, 0.00%- 6.50% due
      11/1/14-3/12/44 valued at
      $1,715,398,415); proceeds
      $203,564,911                          5.438%    07/03/2006(e)     200,000,000       200,000,000

   Salomon Smith Barney Tri Party,
      5.413% dated 3/27/06
      (collateralized by various
      Corporate High Yield Bonds,
      0.00%-12.00% due 12/15/06- 7/15/37
      valued at $577,499,561); proceeds
      $558,104,464                          5.413%    07/03/2006(e)     550,000,000       550,000,000

   UBS Warburg Tri Party, 5.300% dated
      6/30/06 (collateralized by various
      U.S. Government Obligations,
      3.50%- 15.00% due 9/1/07-7/1/36
      valued at $1,020,000,065);
      proceeds $1,000,441,667               5.300%    07/03/2006      1,000,000,000     1,000,000,000

   UBS Warburg Tri Party, 5.400% dated
      6/30/06 (collateralized by various
      U.S. Government Obligations,
      5.00%- 6.83% due 12/1/18-5/1/36
      valued at $160,866,324); proceeds
      $157,782,970                          5.400%    07/03/2006        157,712,000       157,712,000

   Wachovia Capital Markets Tri Party,
      5.383% dated 5/22/06
      (collateralized by various
      Corporate Investment Grade Bonds,
      0.00%-11.875% due 7/1/07-10/15/35
      valued at $314,896,657); proceeds
      $301,884,050                          5.383%    07/03/2006(e)     300,000,000       300,000,000
                                                                                      ---------------
TOTAL REPURCHASE AGREEMENTS                                                            18,985,712,000
                                                                                      ---------------

   The accompanying notes are an integral part of these financial statements.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2006 (UNAUDITED)

TOTAL INVESTMENTS -- 100.85%                                                          $53,035,502,980
OTHER ASSETS LESS LIABILITIES -- (0.85)%                                                 (444,801,563)
                                                                                      ---------------
NET ASSETS -- 100.00%                                                                 $52,590,701,417
                                                                                      ===============

(a) Floating Rate Note - Interest rate shown is rate in effect at June 30, 2006. Date disclosed is the next interest rate reset date.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 14.52% of net assets as of June 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.39% of net assets as of June 30, 2006, are considered illiquid and restricted (see table below for more information).

                                                             ACQUISITION                  AMORTIZED
                                                                 COST                    COST VALUE
                                                              PERCENTAGE                 PERCENTAGE
                                                              OF FUND'S                   OF FUND'S
                                                              NET ASSETS                 NET ASSETS
                                                                AS OF                       AS OF
                                 ACQUISITION   ACQUISITION   ACQUISITION    AMORTIZED     MARCH 31,
RESTRICTED SECURITIES                DATE          COST          DATE       COST VALUE      2006
---------------------            -----------   -----------   -----------   -----------   ----------
Goldman Sachs Promissory Note,     2/22/2006    90,000,000      0.17%       90,000,000    0.17%
5.413%, due 12/18/06
Goldman Sachs Promissory Note,     2/23/2006   400,000,000      0.75       400,000,000    0.76
5.433%, due 03/13/07
Goldman Sachs Promissory Note,    12/12/2005   125,000,000      0.27       125,000,000    0.24
5.210%, due 01/03/07
Goldman Sachs Promissory Note,    10/21/2005   200,000,000      0.42       200,000,000    0.38
5.210%, due 11/15/06
Goldman Sachs Promissory Note,     8/15/2005   340,000,000      0.66       340,000,000    0.65
5.260%, due 08/14/06
Goldman Sachs Promissory Note,     1/13/2006   100,000,000      0.22       100,000,000    0.19
5.260%, due 01/16/07

(d)  Subject to seven day put provision by the Fund.

(e) Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at June 30, 2006.

+    See Note 2 to the financial statements.

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)

ASSETS:
Investments in securities, at amortized cost ................   $34,049,790,980
Repurchase agreements .......................................    18,985,712,000
Interest receivable .........................................       154,542,215
Prepaid insurance and other assets ..........................           262,871
Cash ........................................................               116
                                                                ---------------
   Total Assets .............................................    53,190,308,182
                                                                ---------------

LIABILITIES:
Dividend payable ............................................         7,565,793
Payable for securities purchased ............................       589,853,090
Advisory fee payable ........................................           787,072
Administration fee payable ..................................           333,565
Custodian fee payable .......................................           139,827
Default insurance policy fee ................................           810,023
Audit fee payable ...........................................            14,555
Legal fee payable ...........................................            58,851
Transfer agent fee payable ..................................            34,165
Other accrued expenses and liabilities ......................             9,824
                                                                ---------------
   Total Liabilities ........................................       599,606,765
                                                                ---------------
NET ASSETS ..................................................   $52,590,701,417
                                                                ===============
NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
   52,601,074,501 shares issued and outstanding .............   $    52,601,075
Capital paid in excess of par ...............................    52,548,479,868
Accumulated net realized loss on investments ................       (10,379,526)
                                                                ---------------
Net Assets ..................................................   $52,590,701,417
                                                                ===============
Net asset value, offering, and redemption price per share ...   $          1.00
                                                                ===============

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
Interest ....................................................   $1,285,281,3865
                                                                ---------------
EXPENSES:
Default insurance policy fee ................................         4,830,752
Advisory fee ................................................         4,696,564
Administration fee ..........................................         2,012,813
Custodian fee ...............................................           939,313
Transfer agent fee ..........................................           402,563
Insurance expense ...........................................           133,995
Trustees fee ................................................            87,253
Legal fee ...................................................            75,575
Audit fee ...................................................            17,055
Miscellaneous expense .......................................            49,694
                                                                ---------------
Total expenses ..............................................        13,245,577
                                                                ---------------
Net investment income .......................................     1,272,035,809
                                                                ---------------
NET REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ............................            65,178
                                                                ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........   $ 1,272,100,987
                                                                ===============

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                PERIOD ENDED
                                               JUNE 30, 2006         YEAR ENDED
                                                (UNAUDITED)      DECEMBER 31, 2005
                                             -----------------   -----------------
FROM OPERATIONS:
Net investment income ....................   $   1,272,035,809   $   1,526,916,942
Net realized gain (loss) on investments ..              65,178           1,370,362
                                             -----------------   -----------------
Net increase in net assets resulting
   from operations .......................       1,272,100,987       1,528,287,304
                                             -----------------   -----------------
DISTRIBUTIONS FROM:
Net investment income ....................      (1,272,035,809)     (1,526,916,942)
                                             -----------------   -----------------
Total distributions ......................      (1,272,035,809)     (1,526,916,942)
                                             -----------------   -----------------
FROM FUND SHARE TRANSACTIONS (AT
   CONSTANT $1.00 PER SHARE):
Proceeds from shares sold ................     185,385,773,280     338,306,100,609
Cost of redemptions ......................    (174,331,657,408)   (344,674,916,785)
                                             -----------------   -----------------
Net increase (decrease) in net assets
   from Fund share transactions ..........      11,054,115,872      (6,368,816,176)
                                             -----------------   -----------------
Net increase (decrease) in net assets ....      11,054,181,050      (6,367,445,814)

NET ASSETS:
Beginning of period ......................      41,536,520,367      47,903,966,181
                                             -----------------   -----------------
End of period ............................   $  52,590,701,417   $  41,536,520,367
                                             =================   =================
Undistributed net investment income ......   $               0   $               0
                                             =================   =================

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

FINANCIAL HIGHLIGHTS

                                  PERIOD ENDED                  FOR YEARS ENDED DECEMBER 31,
                                 JUNE 30, 2006   ----------------------------------------------------------
                                  (UNAUDITED)      2005          2004          2003       2002       2001
                                 -------------   --------      --------      --------   --------   --------
PER SHARE OPERATING
PERFORMANCE:
Net asset value, beginning
   of period .................    $ 1.0000       $ 1.0000      $ 1.0000      $ 1.0000   $ 1.0000   $ 1.0000
                                  --------       --------      --------      --------   --------   --------
Net investment income ........      0.0234         0.0323        0.0137        0.0118     0.0192     0.0431
Distributions from net
   investment income .........     (0.0234)       (0.0323)      (0.0137)      (0.0118)   (0.0192)   (0.0431)
Distributions from net
   realized gain
   on investments ............          --             --       (0.0000)(c)        --         --         --
                                  --------       --------      --------      --------   --------   --------
   Total distributions .......     (0.0234)       (0.0323)      (0.0137)      (0.0118)   (0.0192)   (0.0431)
                                  --------       --------      --------      --------   --------   --------
Net increase from
   investment operations .....      0.0000         0.0000        0.0000        0.0000     0.0000     0.0000
                                  --------       --------      --------      --------   --------   --------
Net asset value,
   end of period .............    $ 1.0000       $ 1.0000      $ 1.0000      $ 1.0000   $ 1.0000   $ 1.0000
                                  ========       ========      ========      ========   ========   ========
TOTAL INVESTMENT RETURN(A) ...        2.36%          3.28%(d)      1.38%(d)      1.18%      1.94%      4.40%
RATIOS AND SUPPLEMENTAL DATA:
Ratio of net expenses to
   average net assets ........        0.05%(e)       0.05%(b)      0.04%(b)      0.05%      0.05%      0.04%
Ratio of net investment income
   to average net assets .....        4.74%(e)       3.24%         1.36%         1.16%      1.92%      4.33%
Net assets, end of period
  (in millions) ..............    $ 52,591       $ 41,537      $ 47,904      $ 46,965   $ 23,606   $ 19,986

(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Amounts for periods less than one year have not been annualized.

(b) This reflects the SSgA FM impact of a and State voluntary fee Street waiver by during the years ended December 31, 2005 and December 31, 2004 If SSgA FM and State Street had not undertaken this waiver, then the ratio of expenses to average net assets would have been 0.05% for the year ended December 31, 2005 and 0.05% for the year ended December 31, 2004. For the year ending December 31, 2005, the impact of the waiver was less than 0.01%.

(c)  Less than $0.00005 per share.

(d) Total investment return would have been lower if SSgA FM and State Street had not waived fees.

(e)  Annualized.

   The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

1. ORGANIZATION AND FUND DESCRIPTION

State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company ("State Street"). The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Fund:

Security Valuation: As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities may consist of (i) United States Government securities, or (ii) other securities that are non-traditional, such as investment and non-investment grade corporate debt and equity securities of U.S. issuers ("Non-traditional Repurchase Agreement"). SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corporation and an affiliate of State Street, is responsible for ensuring that each Non-traditional Repurchase Agreement constitutes an eligible security for purposes of Rule 2a-7 of the 1940 Act. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA FM. However, the Fund may invest up to ten percent of its net assets in repurchase agreements maturing in more than seven days.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal income or excise tax on income and capital gains.

At June 30, 2006, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 were as follows:

DISTRIBUTIONS PAID FROM:

       ORDINARY INCOME
-----------------------------
     2005            2004
--------------   ------------
$1,526,916,942   $706,873,170

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

As of December 31, 2005, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                                     UNREALIZED          LOSS
 UNDISTRIBUTED     UNDISTRIBUTED    APPRECIATION    CARRYFORWARDS
ORDINARY INCOME   LONG-TERM GAIN   (DEPRECIATION)   AND DEFERRALS       TOTAL
---------------   --------------   --------------   -------------   ------------
      $--               $--              $--        $(10,444,704)   $(10,444,704)

To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. As determined on December 31, 2005, the Fund had unused capital loss carryforwards available for Federal income tax purposes to offset net realized capital gains, if any, of $8,432,884, expiring in 2012 and $2,011,820, expiring in 2013.

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Use of Estimates: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications: The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.

3. FEES AND COMPENSATION PAID TO AFFILIATES

SSgA FM serves as the Fund's investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of .0175% of the Fund's average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to .0075% of the Fund's average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to .0035% of the Fund's average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to .0015% of the Fund's average daily net assets.

4. TRUSTEES' FEES

On November 9, 2005, the Board of Trustees approved an increase in trustee compensation for the Trust's fiscal year ended December 31, 2005. The Trust paid each trustee who is not an officer or employee of SSgA FM or State Street $3,750 for in-person attendance at board and committee meetings. The Trust also paid each trustee an annual retainer of $20,000, other than the Chairman who received an annual retainer of $22,500. The increase in compensation was retroactive to January 1, 2005.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

The Board of Trustees also approved an increase in Trustee compensation for the Trust's fiscal year ending December 31, 2006. Effective as of January 1, 2006, the Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $4,000 for in-person attendance at board and committee meetings and $1,000 for meetings held telephonically. The Trust also pays each trustee an annual retainer of $24,000, other than the Chairman who receives an annual retainer of $26,500.

Prior to the Trust's fiscal year ended December 31, 2004, the Trust paid each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for in-person attendance at board and committee meetings and $1,000 for meetings held telephonically. The Trust also paid each trustee an annual retainer of $15,000, other than the Chairman who received an annual retainer of $20,000.

Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.

5. FINANCIAL GUARANTY INSURANCE POLICY

Effective June 10, 2005, the Trust has entered into a Financial Guaranty Insurance Agreement (the "Default Insurance Policy") with Ambac Assurance Corporation ("Ambac"). The Default Insurance Policy provides limited coverage for certain loss events involving money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The Default Insurance Policy is subject to an aggregate loss limitation of $585 million and a deductible of 30 basis points of the net assets of the Fund, determined as of the close of business on the first business day prior to the loss event. The Default Insurance Policy is intended as a credit enhancement strategy for the Fund. The Default Insurance Policy does not cover losses resulting from changes in interest rates or other market developments. While the Default Insurance Policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the Policy will do so. The Fund has made no claims under the Default Insurance Policy for the period ended June 30, 2006.

6. BENEFICIAL INTEREST

At June 30, 2006, four mutual fund complexes each owned over 5% of the Fund's outstanding shares, amounting to 32.31% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO
JUNE 30, 2006 (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES

Information regarding the Fund's proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     GENERAL BACKGROUND

     SSgA Funds Management, Inc. ("SSgA FM") serves as the investment adviser to the State Street Navigator Securities Lending Prime Portfolio (the "Fund") pursuant to an advisory agreement dated May 1, 2001 ("Advisory Agreement"), between SSgA FM and the State Street Navigator Securities Lending Trust (the "Trust"). Under the Advisory Agreement, SSgA FM directs the Fund's investments in accordance with its investment objectives, policies and limitations. Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund's average daily net assets. The Board of Trustees (the "Board") is legally required to review and reapprove the Advisory Agreement once a year. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund's investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance and management. The Board periodically meets with SSgA FM's portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.

     APPROVAL PROCESS

     The Board, which consists entirely of trustees who are not "interested persons" of the Trust or SSgA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at a meeting held on February 14, 2006 at which they were all present in person (the "Meeting"). In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent consultant and by SSgA FM, that it believed to be reasonably necessary to reach its conclusion. At the Meeting, the Board discussed issues pertaining to the proposed reapproval of the Advisory Agreement with representatives from SSgA FM and independent legal counsel. Prior to the Meeting, the Board had held an executive session with independent counsel to discuss the approval of the Advisory Agreement, as well as other related-party agreements. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSgA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSgA FM; (3) the cost of the services to be provided and profits to be realized by SSgA FM and its affiliates from the relationship with the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund's investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSgA FM, as well as the reasonableness of overall compensation paid by the Trust to SSgA FM, they considered (a) the requirements of the Trust for the services provided by SSgA FM; (b) the profitability of SSgA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSgA FM; (d) the historical relationship between the Trust and SSgA FM; and (e) any "fallout" financial benefits that SSgA FM or any of its affiliates may receive.

     To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a comprehensive memorandum from independent counsel discussing the factors the Board should consider in approving the Advisory Agreement; (2) a report from SSgA FM describing its key personnel, investment process, research department, compliance program and SSgA FM's securities portfolio execution process; (3) a report of SSgA FM's profitability of providing advisory services to the Fund since 1998, when the Board first approved continuation of the Advisory Agreement; (4) SSgA FM's updated registration under the Investment Advisers Act of 1940 on Form ADV; and (5) data from a nationally recognized mutual fund consulting firm, Lipper, Inc. ("Lipper"), comparing the Fund's performance, advisory fees and total expense ratio to other funds, selected exclusively by Lipper, with similar investment objectives and of similar asset size. The Board through its independent counsel engaged Lipper for these services and received and discussed the results with Lipper personnel. In order to assure Lipper's independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board Lipper personnel were proscribed from communicating with SSgA FM personnel regarding the subject matter of the engagement.

     In reaching their determinations relating to the reapproval of the Advisory Agreement, the Board considered, among others, the following factors.

     The Nature, Extent, and Quality of Services to be provided by SSgA FM under the Advisory Agreement

     The Board reviewed the terms of the Advisory Agreement and reviewed the Fund's fees and expenses compared to other funds with similar investment objectives and of similar asset size. The Board recognized Trust management's position that, as the Trust is a private placement investment vehicle consisting of one very large portfolio that is used as a securities lending collateral pool, the Trust does not have any direct competitors.

     The Board also considered SSgA FM's profitability report and certain limiting factors with respect to increasing economies of scale. The Board recognized SSgA FM's position that, while the Fund has realized some economies of scale, as the Fund has grown over the years, the portfolio management and support infrastructure at SSgA FM have expanded with the asset growth, including expanding the overall securities monitored and reviewed from a potential investment and credit worthiness perspective and the overall holdings in the Fund itself. The Board also recognized SSgA FM's position with respect to other limiting factors not based purely on economics, such as capacity and size considerations and the increasing overall regulatory risk of managing mutual funds in general and money market assets in particular.

     The Board considered SSgA FM's qualifications and experience with the Trust. In considering the nature, extent and quality of the services provided by SSgA FM, the Board relied on their prior experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board noted that, under the Advisory Agreement, SSgA FM is responsible for managing the investment operations of the Fund in accordance with the Fund's investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board, for providing necessary and appropriate reports and information to the Board, for maintaining all necessary books and records pertaining to the Fund's securities transactions, and for furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board also noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSgA FM's senior management, including those individuals responsible for the investment and compliance operations of the Fund. They also considered the resources, operational structures and practices of SSgA FM in managing the Fund, in monitoring and securing the Fund's compliance with its investment objective and policies and with applicable laws and regulations, and in seeking best execution of Fund transactions. The Board also considered information about SSgA FM's overall investment management business, noting that SSgA FM serves a wide range of clients across a broad spectrum of asset classes and had approximately $97 billion in assets under management as of December 31, 2005. Drawing upon the materials provided and their general knowledge of the business of SSgA FM and its parent, State Street Global Advisers, with which SSgA FM shares all of its senior personnel, the Board determined that SSgA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSgA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

     The Investment Performance of the Trust and SSgA FM

     In evaluating the investment performance of the Trust and SSgA FM, the Board relied upon information provided at the Meeting and upon reports provided to the Board by SSgA FM throughout the preceding year. The Board reviewed the performance of the Fund versus the Lipper-generated peer group, consisting of ten other institutional money market funds with assets ranging from approximately $17 billion to approximately $61 billion (the "Lipper Peer Group"), and the Lipper universe, consisting of all institutional money market funds regardless of asset size or primary channel of distribution (the "Lipper Universe"), and determined that the Fund had outperformed both the average and median of the Lipper Peer Group and the Lipper Universe over the past one-, three- and five-year periods and since the Fund's inception. On the basis of this review, the Board concluded that the Fund's performance has been exceptional.

     The Cost of the Services to be provided and Profits to be Realized by SSgA FM and its Affiliates from the Relationship with the Trust

     The Board reviewed an expense comparison report prepared by Lipper. The report compared the advisory management fees and other expenses as a percentage of net assets for the Fund versus the Lipper Peer Group. The Board noted that both the contractual and actual management fees and the total expense ratios of the Fund were lowest of the Lipper Peer Group. The Board also noted that, although the Fund's "non-management expense" were at the median for the Lipper Peer Group, a large portion of the non-management expenses consisted of the premium for the Trust's default insurance policy that provides insurance coverage for specified types of losses on certain money market instruments held by the Fund and it did not appear that other members of the Lipper Peer Group had purchased such insurance or were protected by it. The Board concluded that the management fees and total expenses of the Fund are very reasonable. The Board considered the profitability of the advisory arrangement with the Fund to SSgA FM and of the Trust's relationship with SSgA FM's affiliate, State Street Bank and Trust Co. ("State Street"), in its role as administrator, transfer agent and custodian for the Trust. The Board had been provided with data on the Fund's profitability to SSgA FM for the years 1998 through 2005 and discussed with representatives of SSgA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. Concluding that these methodologies were reasonable, and after extensive discussion and analysis the Board determined that, to the extent that SSgA FM's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability for 2005 was not in itself excessive nor was it so high as to render the advisory fee excessive. The Board further determined that, to the extent that SSgA FM derives other benefits from its relationship with the Trust, those benefits are not so significant as to render SSgA FM's fees excessive. On the basis of this review, the Board concluded that
(1) the Fund's advisory fees and expense ratios are well below those of other funds with similar investment objectives and asset size, and (2) the profitability of SSgA FM for providing services to the Fund was within the range previously determined by courts to be fair and reasonable.

     The Extent to which Economies of Scale would be realized as the Trust grows and whether Fee Levels reflect these Economies of Scale for the Benefit of the Trust's Investors

     The Board considered certain limiting factors described by SSgA FM with respect to increasing economies of scale, including the increased number of the Fund's portfolio holdings, the increase in the portfolio management and support infrastructure at SSgA FM, and the expansion of the overall securities monitored and reviewed from a potential investment and credit worthiness perspective. The Board considered that SSgA FM and the Board had previously discussed the propriety of instituting breakpoints in the Fund's management fee but that SSgA FM had noted that its fee is already less than any known fee charged by a competitor to advise a money market fund approaching the size of the Fund. The Board concluded that the Fund's advisory fee and overall expense ratio are so exceptionally low on a comparative basis that the equitable sharing of economies of scale realized in connection with the Fund's asset growth is not materially relevant to its deliberations.

     APPROVAL

     The Board carefully evaluated the materials and information provided at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations. In approving the Advisory Agreement, the Board did not identify any single factor as controlling. Based on the Board's evaluation of all the factors that it deemed relevant, the Board concluded that:
SSgA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSgA FM.

         TRUSTEES                                        INVESTMENT ADVISER
    Michael A. Jessee                               SSgA Funds Management, Inc.
  George J. Sullivan Jr.                           State Street Financial Center
       Peter Tufano                                      One Lincoln Street
                                                          Boston, MA 02111

 INDEPENDENT ACCOUNTANTS                                   LEGAL COUNSEL
PricewaterhouseCoopers LLP                               GoodwinProcter LLP
     125 High Street                                       Exchange Place
     Boston, MA 02110                                     Boston, MA 02109

                   ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
                       State Street Bank and Trust Company
                               225 Franklin Street
                                Boston, MA 02110

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                       State Street Bank and Trust Company
                               Securities Finance
                          State Street Financial Center
                               One Lincoln Street
                                Boston, MA 02111

  This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

ITEM 2. CODE OF ETHICS.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable to the Registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT): State Street Navigator Securities Lending Trust


By: /s/ Craig V. Starble
    ---------------------------------
    Craig V. Starble
    President


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer

Date: August 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Craig V. Starble
    ---------------------------------
    Craig V. Starble
    President


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer

Date: August 31, 2006